UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2014

Notes to Schedule of Investments (unaudited)

Investments in Municipal High Income Portfolio, at value $770,741,815.

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Municipal High Income Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (99.98% at October 31, 2014) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.3%
Alabama - 3.1%
Jefferson County, AL, Sewer Revenue	6.000%	10/1/42	$4,880,000	$5,338,915
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	1,750,000	1,927,905	(a)
Convertible CAB	0.000%	10/1/50	12,240,000	7,226,863	(b)
Subordinated Lien Warrants	6.500%	10/1/53	8,250,000	9,261,038

Total Alabama				23,754,721

Arizona - 1.7%
Pima County, AZ, IDA Educational Revenue, Noah Webster Basic School	6.125%	12/15/34	1,000,000	1,000,890
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	8,000,000	8,049,280
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,444,075
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,337,940

Total Arizona				12,832,185

California - 11.5%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,590,000	1,739,110
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,635,630
California EFA Revenue:
College and University Financing Program	5.000%	2/1/15	1,355,000	1,365,176
College and University Financing Program	5.000%	2/1/15	315,000	318,723	(c)
California School Finance Authority, School Facilities Revenue:
KIPP LA Projects	5.000%	7/1/34	600,000	623,724
KIPP LA Projects	5.125%	7/1/44	750,000	777,413
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	7,500,000	7,989,975	(d)(e)
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.000%	10/1/28	3,500,000	4,034,940
Various Capital Projects	5.125%	10/1/31	2,000,000	2,292,780
California Statewide CDA Revenue:
American Baptist Homes of the West	2.100%	10/1/19	2,250,000	2,254,095
American Baptist Homes of the West	2.400%	10/1/20	1,250,000	1,252,263
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,975,680
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	6,068,580
California Statewide CDA, Senior Living Health Facility Revenue, Los Angeles Jewish Home Aging, Jewish Home Foundation	4.750%	8/1/20	4,000,000	4,015,800
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	3,110,000	3,154,597
Provident Group-Pomona Properties LLC	5.750%	1/15/45	2,230,000	2,261,777
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,140,000	2,350,469
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	26,500,000	37,323,925
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,250,075
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	5,673,500

Total California				88,358,232

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 4.4%
Colorado Educational & Cultural Facilities Authority Revenue, Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	$2,585,000	$2,696,956
Colorado Health Facilities Authority Revenue, Christian Living Communities Project	5.750%	1/1/37	2,000,000	2,043,260
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	17,500,000	24,383,450
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,778,080
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	1,000,000	1,005,050	(f)

Total Colorado				33,906,796

Delaware - 1.4%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	9,000,000	9,649,710
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	1,021,410

Total Delaware				10,671,120

District of Columbia - 0.8%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,281,720
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,303,038
KIPP Charter School	6.000%	7/1/33	1,000,000	1,166,550
KIPP Charter School	6.000%	7/1/43	1,450,000	1,660,322

Total District of Columbia				6,411,630

Florida - 2.7%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	555,000	555,167
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	1,000,000	1,000,720	(d)
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	3,500,000	3,568,250	(d)
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	1,200,000	1,210,212	(d)(e)
Palm Beach County, FL, Health Facilities Authority Revenue:
Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,823,568
Sinai Residences Boca Raton Project, Entrance Fee	6.000%	6/1/21	1,350,000	1,467,261
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,735,000	1,739,337
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	765,000	535,500	(g)
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,510,200	(e)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,190,710	(e)

Total Florida				20,600,925

Georgia - 1.7%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,379,712
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	1,000,000	984,820

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Emmanuel College Inc.	6.000%	11/1/32	$2,850,000	$2,782,655
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	2,914,050

Total Georgia				13,061,237

Hawaii - 1.2%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	9,309,840

Illinois - 3.2%
Chicago, IL, Motor Fuel Tax Revenue, AGM	5.000%	1/1/32	1,050,000	1,160,292
Illinois Development Finance Authority Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,253,315	(d)
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.000%	5/15/30	5,000,000	3,399,350	(h)
Park Place of Elmhurst	8.125%	5/15/40	11,835,000	8,043,184	(h)
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	3,006,330
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,651,375
Illinois State Finance Authority Revenue, Franciscan Communities Inc.	5.125%	5/15/43	2,700,000	2,791,314

Total Illinois				24,305,160

Indiana - 1.8%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	10,000,000	11,077,000
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,142,240	(d)
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment Revenue	5.250%	2/1/31	1,400,000	1,518,300	(f)

Total Indiana				13,737,540

Iowa - 2.3%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	4,200,000	4,498,410
Iowa Fertilizer Co. Project	5.250%	12/1/25	12,215,000	13,250,710

Total Iowa				17,749,120

Kentucky - 2.1%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	11,500,000	13,286,180
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,500,000	2,616,150

Total Kentucky				15,902,330

Louisiana - 0.3%
Epps, LA, COP	8.000%	6/1/18	775,000	310,000	(g)
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	671,892
Louisiana Public Facilities Authority Revenue, Entergy Louisiana LLC Project	5.000%	6/1/30	1,535,000	1,570,059

Total Louisiana				2,551,951

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 6.4%
Maryland Industrial Development Financing Authority, EDR, Our Lady of Good Counsel School	6.000%	5/1/35	$1,000,000	$1,028,430	(f)
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	9,658,620
Transportation Facilities Project	5.750%	6/1/35	21,625,000	23,207,518
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Projects	5.800%	6/1/38	5,000,000	5,283,000
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	10,262,700

Total Maryland				49,440,268

Massachusetts - 4.0%
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,765,920
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	10,000,000	10,704,900
Suffolk University	5.750%	7/1/39	13,740,000	15,168,548	(f)

Total Massachusetts				30,639,368

Michigan - 3.3%
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,355,000	1,385,759	(e)
Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	1,900,000	1,922,591	(e)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	10,000,000	11,600,100
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	1,130,000	1,227,259
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,180,000	1,244,357
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	1,025,700
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	1,027,350
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	5,112,520	(f)
Saline, MI, EDC. Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	1,235,000	1,268,777

Total Michigan				25,814,413

Missouri - 1.4%
Missouri State HEFA Revenue:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,294,840
Lutheran Senior Services	5.000%	2/1/44	2,450,000	2,612,190
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,082,700
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,681,546
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	3,000,000	3,233,970

Total Missouri				10,905,246

New Jersey - 6.8%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	2,000,000	2,245,540	(d)
New Jersey EDA Revenue, Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	410,536
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	8,611,120	(d)
Refunding	6.875%	1/1/37	11,000,000	11,183,260	(d)
Refunding, Gloucester Marine Project	6.625%	1/1/37	1,485,000	1,510,305

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
School Facilities Construction	1.650%	3/1/28	$17,500,000	$17,475,850	(b)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	2,780,000	2,831,263	(d)
Salem County, NJ, PCFA Revenue, Chambers Project	5.000%	12/1/23	7,000,000	7,932,120	(d)

Total New Jersey				52,199,994

New Mexico - 0.3%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,340,000	1,287,579
COP, Jail Project Revenue	6.000%	4/1/23	500,000	451,790
COP, Jail Project Revenue	6.000%	4/1/28	500,000	408,325

Total New Mexico				2,147,694

New York - 5.6%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	21,870,000	25,241,261
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/46	2,500,000	2,514,425
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	2,395,000	1,820,200	(h)
New York City, NY, IDA, Civic Facilities Revenue:
Amboy Properties Corp. Project	6.750%	6/1/20	1,720,000	1,719,948
Special Needs Facilities Pooled Program	8.125%	7/1/19	210,000	210,840
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.375%	11/15/40	750,000	767,798	(e)(i)
3 World Trade Center LLC Project	5.000%	11/15/44	2,740,000	2,761,454	(e)(i)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	8,346,100

Total New York				43,382,026

Ohio - 1.8%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing, St. Clarence - GEAC, LLC	6.125%	5/1/26	500,000	500,055
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,240,000	2,243,562
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	5,538,600
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,805,600

Total Ohio				14,087,817

Oklahoma - 1.1%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,106,960
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,730,240

Total Oklahoma				8,837,200

Pennsylvania - 2.9%
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	3,000,000	1,414,560	(g)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,342,640

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	$1,420,000	$1,550,043
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,487,400
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	1,038,870	(d)
Pennsylvania HEFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,963,680
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	660,089
Performing Arts Charter School Project	6.000%	6/15/23	3,500,000	3,651,830	(e)

Total Pennsylvania				22,109,112

Puerto Rico - 1.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	11,250,000	8,104,500
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	8,500,000	6,072,825

Total Puerto Rico				14,177,325

Rhode Island - 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	490,000	(g)

South Carolina - 0.3%
Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian	5.000%	3/1/30	2,000,000	2,031,040	(f)

Tennessee - 0.1%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	1,011,440

Texas - 18.1%
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,813,300
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	1,011,752
Capital Appreciation	0.000%	1/1/38	2,000,000	646,080
Capital Appreciation	0.000%	1/1/40	2,200,000	636,746
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,305,226
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,595,720
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible Cabs	0.000%	10/1/35	4,000,000	3,040,120	(b)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,045,340	(d)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System	0.950%	6/1/22	5,635,000	5,661,935	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,905,558
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc. Projects	6.125%	7/15/27	6,645,000	6,672,577	(d)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.500%	7/15/30	6,500,000	7,392,515	(d)

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.625%	7/15/38	$5,000,000	$5,644,800	(d)
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	840,000	856,086
New Hope Cultural Education Facilities Corp., TX, Student Housing Revenue, Collegiate Housing College Station LLC, Texas A&M University Proect	5.000%	4/1/46	500,000	541,710
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing, Tarleton State University Project	5.000%	4/1/46	3,000,000	3,060,780
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	11,092,300
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,319,060
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	1,999,768
San Leanna Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,081,650
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,144,960
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	1,248,500	(g)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	8,041,150
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	33,028,240
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	16,460,000	19,754,798
Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,563,680
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,132,850
Uplift Education	5.875%	12/1/36	1,000,000	1,104,180
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	525,000	529,085

Total Texas				139,870,466

U.S. Virgin Islands - 1.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	8,644,425

Virginia - 1.7%
Virginia Beach, VA, Development Authority, MFH Revenue:
Residential Rental Hampton Project	7.500%	10/1/39	2,240,000	2,285,360	(d)
Residential Rental Mayfair Project	7.500%	10/1/39	2,245,000	2,291,718	(d)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	8,823,900

Total Virginia				13,400,978

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 0.3%
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	5.625%	4/15/39	$2,000,000	$2,187,200

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $670,199,863)				734,528,799

SHORT-TERM INVESTMENTS - 3.4%
Colorado - 0.1%
Colorado Educational & Cultural Facilities Authority Revenue, Four Community Hillel House, National Jewish Federation, LOC- JPMorgan Chase	0.070%	5/1/38	550,000	550,000	(j)(k)

Florida - 0.0%
Gainesville, FL, Utilities System Revenue, SPA-JPMorgan Chase	0.070%	10/1/42	200,000	200,000	(j)(k)

Illinois - 0.1%
Illinois State Finance Authority Revenue, Northwestern Memorial Hospital-A-2	0.050%	8/15/42	400,000	400,000	(j)(k)

Massachusetts - 0.2%
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.050%	7/1/27	2,100,000	2,100,000	(j)(k)

Minnesota - 0.1%
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, SPA-Northern Trust Co.	0.050%	11/15/38	400,000	400,000	(j)(k)

Nevada - 0.3%
Las Vegas Valley, NV, Water District, GO:
Water Improvement, SPA-Dexia Credit Local	0.200%	6/1/36	1,500,000	1,500,000	(j)(k)
Water Improvement, SPA-Dexia Credit Local	0.200%	6/1/36	1,100,000	1,100,000	(j)(k)

Total Nevada				2,600,000

New York - 1.0%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.200%	11/1/26	100,000	100,000	(j)(k)
LIQ-Dexia Credit Local	0.200%	4/1/35	1,500,000	1,500,000	(j)(k)
SPA-Dexia Credit Local	0.200%	8/1/28	1,300,000	1,300,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.150%	6/15/32	500,000	500,000	(j)(k)
SPA-Dexia Credit Local	0.200%	6/15/32	1,200,000	1,200,000	(j)(k)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Citibank N.A.	0.070%	8/1/31	800,000	800,000	(j)(k)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.200%	11/1/22	2,100,000	2,100,000	(j)(k)

Total New York				7,500,000

North Carolina - 0.7%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.050%	6/1/33	300,000	300,000	(j)(k)
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.050%	7/1/27	1,100,000	1,100,000	(j)(k)
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.050%	3/1/35	1,400,000	1,400,000	(j)(k)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.050%	2/1/34	2,800,000	2,800,000	(j)(k)

Total North Carolina				5,600,000

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.0%
Oregon State, GO, Veterans Welfare, SPA-U.S. Bank N.A.	0.070%	12/1/41	$100,000	$100,000	(j)(k)

Pennsylvania - 0.6%
Bucks County, PA, St. Mary Hospital Authority, Catholic Health, SPA-Landesbank Hessen-Thurigen	0.050%	3/1/32	4,400,000	4,400,000	(j)(k)
Mercer County, PA, GO	0.110%	10/1/31	100,000	100,000	(j)(k)

Total Pennsylvania				4,500,000

Texas - 0.3%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.070%	12/1/27	1,000,000	1,000,000	(j)(k)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.070%	12/1/41	1,000,000	1,000,000	(j)(k)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.060%	8/1/37	400,000	400,000	(j)(k)

Total Texas				2,400,000

Vermont - 0.0%
Vermont State Housing Finance Agency Revenue, Multiple Purpose, SPA-Bank of New York Mellon	0.060%	11/1/37	200,000	200,000	(d)(j)(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $26,550,000)				26,550,000

TOTAL INVESTMENTS - 98.7% (Cost - $696,749,863#)				761,078,799
Other Assets in Excess of Liabilities - 1.3%				9,820,611

TOTAL NET ASSETS - 100.0%				$770,899,410

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	The coupon payment on these securities is currently in default as of October 31, 2014.

(h)	Illiquid security.

(i)	Security is purchased on a when-issued basis.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds

AGC	— Assured Guaranty Corporation - Insured Bonds

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

See Notes to Schedule of Investments.

MUNICIPAL HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	October 31, 2014

EFA	— Educational Facilities Authority

GO	— General Obligation

HEFA	— Health & Educational Facilities Authority

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFH	— Multi-Family Housing

PCFA	— Pollution Control Financing Authority

PFC	— Public Facilities Corporation

PSFG	— Permanent School Fund Guaranty

Radian	— Radian Asset Assurance - Insured Bonds

RDA	— Redevelopment Agency

SPA	— Standby Bond Purchase Agreement - Insured Bonds

TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Municipal High Income Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At October 31, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$734,528,799	—	$734,528,799
Short-term investments†	—	26,550,000	—	26,550,000

Total investments	—	$761,078,799	—	$761,078,799

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures Contracts	$519,852	—	—	$519,852

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At October 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$79,949,457
Gross unrealized depreciation	(15,620,521)

Net unrealized appreciation	$64,328,936

At October 31, 2014, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	262	12/14	$36,446,711	$36,966,563	$(519,852)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	December 23, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 23, 2014